Risks Arising from Financial Instruments - Summary of Notional Amounts of Derivatives Outstanding at Year-end by Maturity Bucket (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Less than 1 year [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 21,216	$ 11,423
Less than 1 year [member] | Foreign currency futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,359	648
Less than 1 year [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	750	2,250
Less than 1 year [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	15	1,807
Less than 1 year [member] | Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	4
Less than 1 year [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,411	1,597
Less than 1 year [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	771	1,241
Less than 1 year [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	11,638	11,347
1-2 years [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	36	190
1-2 years [member] | Foreign currency futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	723
1-2 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	750
1-2 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	513	51
1-2 years [member] | Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
1-2 years [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	22	73
1-2 years [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	20	32
1-2 years [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
2-3 years [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
2-3 years [member] | Foreign currency futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
2-3 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,500	28
2-3 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,445	16
2-3 years [member] | Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
2-3 years [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
2-3 years [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
2-3 years [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
3-5 years [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
3-5 years [member] | Foreign currency futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
3-5 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,000	1,873
3-5 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	500	6,464
3-5 years [member] | Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
3-5 years [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
3-5 years [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
3-5 years [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
Greater than 5 years [member] | Forward exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
Greater than 5 years [member] | Foreign currency futures [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
Greater than 5 years [member] | Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	36
Greater than 5 years [member] | Cross currency interest rate swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	668	681
Greater than 5 years [member] | Other interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	565	$ 565
Greater than 5 years [member] | Aluminum swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
Greater than 5 years [member] | Other commodity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	0
Greater than 5 years [member] | Equity derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 0